Business Acquisitions (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2021	Dec. 23, 2021	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs			$ 748,000					$ 748,000
Revenue				$ 25,693,913	$ 10,852,682	$ 70,370,967	$ 33,230,666	47,083,740	$ 40,758,605
Net income before taxes				1,311,702	$ (7,530)	474,006	$ 1,449,307	44,546	$ 3,322,233
M and T Bank [Member]
Business Acquisition [Line Items]
Debt maturity description	(i) greater than 2.00 but less than or equal to 2.50, 4.12 percentage point(s) above one-day (i.e., overnight) SOFR (as defined); (ii) greater than 1.50 but less than or equal to 2.00, 3.62 percentage points above one-day SOFR; or (iii) 1.50 or less, 3.12 percentage points above one-day SOFR. In all events set forth at subsections (i) through (iii) in the preceding sentence, if SOFR shall at any time be less than 0.25%, one-day SOFR shall be deemed to be 0.25% and the foregoing margins shall be applied to the SOFR Index Floor
Debt instrument, description	(i) greater than 2.00 but less than or equal to 2.25, 3.87 percentage point(s) above one-day (i.e., overnight) applicable Variable Loan Rate (as defined in the agreement); (ii) greater than 1.50 but less than or equal to 2.25, 3.37 percentage points above Variable Loan Rate; or (iii) 1.50 or less, 2.87 percentage points above applicable Variable Loan Rate. In all events set forth at subsections (i) through (iii) in the preceding sentence, if SOFR shall at any time be less than 0.25%, one-day SOFR shall be deemed to be 0.00% and the foregoing margins shall be applied to the Variable Loan Rates.
M and T Bank [Member] | Multiple Disbursement Term Loan [Member]
Business Acquisition [Line Items]
Principal amount	$ 7,500,000		7,500,000	6,594,828		$ 6,594,828		7,500,000
Debt instrument, term	60
Debt instrument, maturity date	Jan. 17, 2027
Debt maturity description	(i) greater than 2.00 but less than or equal to 2.50, 4.12 percentage point(s) above one-day (i.e., overnight) SOFR (as defined); (ii) greater than 1.50 but less than or equal to 2.00, 3.62 percentage points above one-day SOFR; or (iii) 1.50 or less, 3.12 percentage points above one-day SOFR. In all events set forth at subsections (i) through (iii) in the preceding sentence, if SOFR shall at any time be less than 0.25%, one-day SOFR shall be deemed to be 0.25% and the foregoing margins shall be applied to the SOFR Index Floor
Debt instrument, description	(i) greater than 2.25 but less than or equal to 2.50, 4.12 percentage point(s) above one-day (i.e., overnight) SOFR (as defined); (ii) greater than 1.50 but less than or equal to 2.25, 3.62 percentage points above one-day SOFR; or (iii) 1.50 or less, 3.12 percentage points above one-day SOFR. In all events set forth at subsections (i) through (iii) in the preceding sentence, if SOFR shall at any time be less than 0.25%, one-day SOFR shall be deemed to be 0.25% and the foregoing margins shall be applied to the SOFR Index Floor.					if the Senior Funded Debt/EBITDA ratio is: (i) greater than 2.25 but less than or equal to 2.50, 4.12 percentage point(s) above one-day (i.e., overnight) SOFR (as defined); (ii) greater than 1.50 but less than or equal to 2.25, 3.62 percentage points above one-day SOFR; or (iii) 1.50 or less, 3.12 percentage points above one-day SOFR. In all events set forth at subsections (i) through (iii) in the preceding sentence, if SOFR shall at any time be less than 0.25%, one-day SOFR shall be deemed to be 0.25% and the foregoing margins shall be applied to the SOFR Index Floor
TAndL And OB [Member]
Business Acquisition [Line Items]
Consideration purchase price		$ 14,000,000.0
Cash		11,000,000.0
Notes payable		3,000,000.0
Principal amount		$ 750,000
Interest rate		3.50%
Cash		$ 11,000,000.0
Annual principal payments		750,000
TAndL And OB [Member] | M and L Bank [Member]
Business Acquisition [Line Items]
Cash		$ 7,500,000
Spartan Capital Securities LLC [Member]
Business Acquisition [Line Items]
Professional Fees								$ 401,000
T And L Acquisition Corporation [Member]
Business Acquisition [Line Items]
Revenue			2,846,184	12,600,000		$ 30,700,000
Net income before taxes			44,281	1,700,000		1,700,000
Olive Branch LLC [Member]
Business Acquisition [Line Items]
Revenue			665,513	1,800,000		5,000,000.0
Net income before taxes			$ 12,420	$ 257,100		$ 305,200